Securities (Tables)	3 Months Ended
Jan. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized gains and losses as at January 31, 2022 and October 31, 2021.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			January 31, 2022				October 31, 2021
	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$13,129	$80	$(20)	$13,189	$12,428	$98	$(7)	$12,519
Provinces	18,943	159	(35)	19,067	17,935	218	(10)	18,143
U.S. federal, state, municipal governments, and agencies debt	16,693	43	(32)	16,704	19,232	83	(15)	19,300
Other OECD government guaranteed debt	5,048	4	(5)	5,047	6,551	13	–	6,564

Mortgage-backed securities	317	1	–	318	1,251	3	–	1,254

	54,130	287	(92)	54,325	57,397	415	(32)	57,780
Other debt securities
Asset-backed securities	7,075	18	(10)	7,083	6,957	30	(6)	6,981

Corporate and other debt	7,755	33	(40)	7,748	8,054	68	(18)	8,104

	14,830	51	(50)	14,831	15,011	98	(24)	15,085

Total debt securities	68,960	338	(142)	69,156	72,408	513	(56)	72,865
Equity securities
Common shares	3,935	398	(80)	4,253	3,887	310	(80)	4,117

Preferred shares	467	41	(30)	478	470	43	(31)	482

	4,402	439	(110)	4,731	4,357	353	(111)	4,599
Total securities at fair value through other comprehensive income	$73,362	$777	$(252)	$73,887	$76,765	$866	$(167)	$77,464
1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended
	January 31, 2022	October 31, 2021	January 31, 2022	January 31, 2021
	Fair value		Dividend income recognized
Common shares	$4,253	$4,117	$39	$30

Preferred shares	478	482	5	3
Total	$4,731	$4,599	$44	$33

Summary of Securities Net Realized Gains (Losses)
The following table summarizes the net realized gains and losses for the three months ended January 31, 2022 and January 31, 2021, which are included in Other income (loss) on the Interim Consolidated Statement of Income.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended
	January 31 2022	January 31 2021

Debt securities at fair value through other comprehensive income	$10	$20

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 6 for details regarding the allowance and provision for credit losses on debt securities.
Debt Securities by Risk Ratings

(millions of Canadian dollars)											As at
	January 31, 2022						October 31, 2021
	Stage 1	Stage 2	Stage 3			Total	Stage 1	Stage 2	Stage 3		Total
Debt securities 1
Investment grade	$362,910	$–	$	n/a	2	$362,910	$339,426	$–	$	n/a	$339,426
Non-Investment grade	1,951	166		n/a		2,117	2,235	83		n/a	2,318
Watch and classified	n/a	77		n/a		77	n/a	62		n/a	62

Default	n/a	n/a		–		–	n/a	n/a		–	–

Total debt securities	364,861	243		–		365,104	341,661	145		–	341,806

Allowance for credit losses on debt securities at amortized cost	2	–		–		2	2	–		–	2

Total debt securities, net of allowance	$364,859	$243		$–		$365,102	$341,659	$145		$–	$341,804

1
Includes debt securities backed by government-guaranteed loans of $207 million (October 31, 2021 – $1 million), which are reported in Non-Investment grade or a lower risk rating based on the issuer’s credit risk.

2	Not applicable.